Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	March 31, 2024	March 31, 2023
Trade and other payables	$206,583	$456,589
Accrued liabilities	30,000	1,977,816
Totals	$236,583	$2,434,405